CONSOLIDATED BALANCE SHEETS	Jun. 30, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 181,000
Prepaid expenses and other current assets	145,000
Assets, Current, Total	326,000
Total assets	172,934,000
Current liabilities:
Accounts payable	296,000
Accrued expenses and other current liabilities	7,310,000
Total current liabilities	7,706,000
Derivative liability	25,124,000
Total liabilities	38,868,000
Commitments and contingencies (Note 16)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at June 30, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at June 30, 2021 and December 31, 2020; liquidation preference of $77,100 at June 30, 2021	129,066,000
STOCKHOLDERS? EQUITY
Additional paid-in capital	28,620,000
Accumulated deficit	(23,620,000)
Stockholders? deficit	5,000,000
Total liabilities, convertible preferred stock and stockholders? deficit	172,934,000
Evolv Technologies Holdings, Inc.
Current assets:
Cash and cash equivalents	9,963,000
Restricted cash	400,000
Accounts receivable, net	2,799,000
Inventory	3,869,000
Current portion of commission asset	842,000
Prepaid expenses and other current assets	8,395,000
Assets, Current, Total	26,268,000
Commission asset, noncurrent	2,192,000
Property and equipment, net	17,552,000
Restricted cash, noncurrent	275,000
Long-term contract assets	239,000
Total assets	46,526,000
Current liabilities:
Accounts payable	9,798,000
Accrued expenses and other current liabilities	5,493,000
Current portion of deferred revenue	3,769,000
Current portion of deferred rent	163,000
Current portion of long-term debt	29,606,000
Total current liabilities	48,829,000
Deferred revenue, noncurrent	681,000
Common stock warrant liability	922,000
Derivative liability	20,206,000
Long-term debt, noncurrent	18,548,000
Total liabilities	89,186,000
Commitments and contingencies (Note 16)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at June 30, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at June 30, 2021 and December 31, 2020; liquidation preference of $77,100 at June 30, 2021	75,877,000
STOCKHOLDERS? EQUITY
Common stock, $0.001 par value; 325,991,899 and 305,491,899 shares authorized at June 30, 2021 and December 31, 2020, respectively; 35,342,394 and 26,045,532 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	35,000
Additional paid-in capital	11,435,000
Accumulated deficit	(130,007,000)
Stockholders? deficit	(118,537,000)
Total liabilities, convertible preferred stock and stockholders? deficit	$ 46,526,000